Pointer Ridge Office Investment, LLC (Summary Of Condensed Balance Sheets And Statements Of Income Information) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 17, 2008
Chesapeake Custom Homes, L.L.C. Membership Interest In Pointer Ridge [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest						12.50%
Pointer Ridge Office Investment, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest						62.50%
Current assets	$ 347,265		$ 347,265		$ 429,611
Non-current assets	7,036,555		7,036,555		7,088,001
Liabilities	6,264,732		6,264,732		6,299,819
Equity	1,119,088		1,119,088		1,217,793
Revenue	205,518	183,390	411,254	389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$ (45,512)	$ (176,637)	$ (98,705)	$ (237,853)